Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding at June 30, 2024:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2024	576,625	105,023	681,648
Granted during the period	717,980	92,655	810,635
Transferred during the period	(176,317)	(35,007)	(211,324)
Forfeited during the period	(63,309)	(4,830)	(68,139)
June 30, 2024	1,054,979	157,841	1,212,820
Specified by vesting year
2024	35,843	—	35,843
2025	393,254	63,478	456,732
2026	393,612	63,478	457,090
2027	232,270	30,885	263,155
June 30, 2024	1,054,979	157,841	1,212,820

Summary of Warrant Activity

The following table specifies the warrant activity for the six months ended June 30, 2024:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2024	6,523,784	86.38
Granted during the period	197,855	130.74
Exercised during the period	(524,045)	39.85
Forfeited during the period	(89,719)	108.71
June 30, 2024	6,107,875	91.16
Vested at June 30, 2024	5,088,475	86.49